Right of Use Assets - Reconciliation of changes of the right of use assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 146	$ 0
Property, plant and equipment	6,207	6,164	$ 6,578
Change in foreign exchange rates	0	5	(7)
Land
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	91	94	$ 95
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	146	52		$ 85
Right-of-use assets, increase (decrease) in revaluation surplus		(5)
Property, plant and equipment		38
Additions to right-of-use assets	81
Depreciation, right-of-use assets	(18)
Change in foreign exchange rates	(1)
Right-Of-Use Assets, Transfer	(1)
IFRS 16 | Land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	58	29		28
Right-of-use assets, increase (decrease) in revaluation surplus		(1)
Property, plant and equipment		0
Additions to right-of-use assets	32
Depreciation, right-of-use assets	(1)
Change in foreign exchange rates	(1)
Right-Of-Use Assets, Transfer	0
IFRS 16 | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	16	22		18
Right-of-use assets, increase (decrease) in revaluation surplus		(4)
Property, plant and equipment		0
Additions to right-of-use assets	2
Depreciation, right-of-use assets	(4)
Change in foreign exchange rates	0
Right-Of-Use Assets, Transfer	0
IFRS 16 | Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2	1		4
Right-of-use assets, increase (decrease) in revaluation surplus		0
Property, plant and equipment		3
Additions to right-of-use assets	0
Depreciation, right-of-use assets	(2)
Change in foreign exchange rates	0
Right-Of-Use Assets, Transfer	0
IFRS 16 | Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	25	0		35
Right-of-use assets, increase (decrease) in revaluation surplus		0
Property, plant and equipment		35
Additions to right-of-use assets	2
Depreciation, right-of-use assets	(11)
Change in foreign exchange rates	0
Right-Of-Use Assets, Transfer	(1)
IFRS 16 | Pipeline
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	45	0		$ 0
Right-of-use assets, increase (decrease) in revaluation surplus		0
Property, plant and equipment		$ 0
Additions to right-of-use assets	45
Depreciation, right-of-use assets	0
Change in foreign exchange rates	0
Right-Of-Use Assets, Transfer	$ 0